Income Taxes - Schedule of Rollforward of Unrecognized Income Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Income Tax Benefits
Unrecognized tax benefits, beginning balance	$ 21,680	$ 22,312	$ 22,400
Additions based on income tax positions related to current year	1,177	520	719
Additions for income tax positions of prior years	6,057	39	186
Reductions for income tax positions of prior years	(1,841)	(209)	(122)
Reductions for statute of limitation expirations	(641)	(982)	(871)
Reductions for settlements on audit	(18,736)	0	0
Unrecognized tax benefits, ending balance	$ 7,696	$ 21,680	$ 22,312